Income tax	12 Months Ended
Dec. 31, 2013
Income tax
Income tax

16. Income tax

        (i) Cayman Islands ("Cayman")

        Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

         (ii) British Virgin Islands ("BVI")

        Duowan BVI is exempt from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

         (iii) Hong Kong profits tax

        Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2011, 2012 and 2013.

         (iv) PRC Enterprise Income Tax ("EIT")

        The Company's subsidiaries, VIEs and VIE's subsidiary in China are governed by the Enterprise Income Tax Law ("EIT Law"), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%. Certified High and New Technology Enterprises ("HNTE") are entitled to a favorable statutory tax rate of 15%, and qualified software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years.

        The Group's PRC entities accrued for enterprise income tax as follows:

  •
  From 2011 to 2013, Guangzhou Huaduo accrued the EIT at a tax rate of 15% as a result of HNTE status.

  •
  Guangzhou Huanju Shidai reported tax loss from 2010 to 2013. On December 31, 2013, Guangzhou Huanju Shidai was granted the qualification as software enterprise and will enjoy the preferential tax beginning from its first profitable year.

  •
  Other PRC subsidiaries, VIE and VIE's subsidiary were subject to 25% EIT for the periods reported.

        According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engage in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year ("Super Deduction"). Certain subsidiaries and VIEs of the Group successfully claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

        In addition, according to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax ("WHT") at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group's PRC subsidiaries, VIEs and VIE's subsidiaries to the Group's oversea companies.

        Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company as of December 31, 2012 and 2013 are approximately RMB204,960 and RMB753,975, respectively. The undistributed earnings of the Company's subsidiaries, VIEs and VIE's subsidiary located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its common shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2012 and 2013.

  Composition of income tax expense

        The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expenses	(12,516)	(48,357)	(125,365)
Deferred income tax benefits	11,173	19,316	35,414

Income tax expense for the year	(1,343)	(29,041)	(89,951)

  Reconciliation of the differences between statutory tax rate and the effective tax rate

        The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax (loss) income is as follows:

	For the year ended December 31,
	2011		2012		2013
	RMB		RMB		RMB
PRC Statutory income tax rate	(25.0%	)	(25.0%	)	(25.0%	)
Effect of preferential tax rate	8.4%		10.4%		10.5%
Effect of tax-exempt entities	(5.1%	)	0.2%		2.2%
Permanent differences(i)	32.5%		(13.9%	)	(4.0%	)
Change in valuation allowance	(7.8%	)	(2.0%	)	(3.0%	)
Effect of Super Deduction available to the Group	(4.9%	)	5.7%		3.4%
Adjustments of deferred tax for changes in tax rates	3.6%		—		—

Effective income tax rate	1.7%		(24.6%	)	(15.9%	)

(i)
Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

  Deferred tax assets and liabilities

        Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013
	RMB	RMB
Deferred tax assets, current:
Deferred revenue	16,270	32,905
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	17,062	39,791
Valuation allowance(i)	(1,783)	(5,775)

Total current deferred tax assets, net	31,549	66,921

Deferred tax assets, non-current:
Tax loss carried forward	2,433	16,400
Deferred revenue	538	445
Impairment of an equity investment	45	180
Valuation allowance(i)	(2,433)	(16,400)

Total non-current deferred tax assets, net	583	625

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

  Tax loss carry forwards

        As of December 31, 2013, the Group had tax loss carry forwards of approximately RMB62,994, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will begin to expire as follows:

Amount
RMB
2014	3,184
2015	—
2016	3,405
2017	3,034
2018	53,371

Total	62,994

        In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities' tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities' tax years from 2009 to 2013 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2013.